SCHEDULE OF INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE (Details)	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 30,000
2023	30,000
2024	30,000
2025	30,000
2026	30,000
Thereafter	137,500
Total	$ 287,500